UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment           [_]; Amendment Number:

This amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Cooper Creek Partners Management LLC
Address:  60 East 42nd Street, Suite 2508
          New York, NY 10165


13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John McCleary
Title:   CFO
Phone:   646-291-2852


Signature, Place and Date of Signing:


/s/ John McCleary             New York, NY                February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X]      13F HOLDINGS REPORT.

[_]      13F NOTICE.

[_]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $77,286
                                          (thousands)


List of Other Included Managers:

No.        Form 13F File Number                 Name

None


								VALUE	 SHRS OR  	SH/	PUT/	INVESTMENT 	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP 		(X$1000) PRN AMT 	PRN	CALL 	DISCRETION	MANAGERS 	SOLE	 SHARED 	NONE

ACCO BRANDS CORP		COM		00081T108	3539 	366700		SH		SOLE		NONE		366700
CHARMING SHOPPES		COM		161133103	6470	1320419		SH		SOLE		NONE		1320419
CLEARWIRE CORP-CLASS A		COM		18538Q105	2771	1428400		SH		SOLE		NONE		1428400
COMVERSE TECHNOLOGY INC		COM		205862402	4147	604466		SH		SOLE		NONE		604466
DAWSON GEOPHYSICAL CO		COM		239359102	1277	32300		SH		SOLE		NONE		32300
FOREST OIL CORP			COM		346091705	2566	189400		SH		SOLE		NONE		189400
GAMESTOP CORP-CLASS A		COM		36467W109	1810	75000		SH		SOLE		NONE		75000
GEOKINETICS INC			COM		372910307	1978	919867		SH		SOLE		NONE		919867
G-III APPAREL GROUP LTD		COM		36237H101	3744	150313		SH		SOLE		NONE		150313
ICF INTERNATIONAL INC		COM		44925C103	2677	108018		SH		SOLE		NONE		108018
LIZ CLAIBORNE INC		COM		539320101	4056	470042		SH		SOLE		NONE		470042
LORAL SPACE & COMMUNICATIONS	COM		543881106	4406	67915		SH		SOLE		NONE		67915
NEENAH PAPER INC		COM		640079109	1436	64325		SH		SOLE		NONE		64325
NORTH AMERICAN ENERGY PARTNE	COM		656844107	1952	303085		SH		SOLE		NONE		303085
NORTHWEST PIPE CO		COM		667746101	4111	179851		SH		SOLE		NONE		179851
PILGRIM'S PRIDE CORP		COM		72147K108	4846	841237		SH		SOLE		NONE		841237
RITE AID CORP			COM		767754104	2626	2084348		SH		SOLE		NONE		2084348
ROCK-TENN COMPANY -CL A		COM		772739207	2489	43144		SH		SOLE		NONE		43144
SEMGROUP CORP			COM		81663A105	7077	271554		SH		SOLE		NONE		271554
SHAW GROUP INC			COM		820280105	3174	117995		SH		SOLE		NONE		117995
STAG INDUSTRIAL INC		COM		85254J102	3150	274603		SH		SOLE		NONE		274603
TAKE-TWO INTERACTIVE SOFTWRE	COM		874054109	3780	279000		SH		SOLE		NONE		279000
TPC GROUP INC  			COM		89236Y104	1477	63317		SH		SOLE		NONE		63317
WAUSAU PAPER CORP		COM		943315101	1727	209028		SH		SOLE		NONE		209028
